Acquisition of Telupay PLC	6 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Acquisition of Telupay PLC

4. Acquisition of Telupay PLC

Effective September 24, 2013, the Company completed the acquisition of 100% of the issued and outstanding shares of Telupay PLC ("Telupay") pursuant to a Merger Agreement. Telupay is an early stage company focused on the development and commercialization of mobile banking and payment applications and systems. Telupay is a limited liability company incorporated under the laws of the Jersey Channel Islands. Under the terms of the Merger Agreement Telupay's stockholders received 1.2 shares of i-Level common stock for every one share of Telupay common stock. With 65,610,325 (on a pre-split basis) shares of Telupay common stock outstanding, 78,732,390 (on a pre-split basis) shares of i-Level shares were issued to the former Telupay stockholders as at September 24, 2013. In addition, the Merger Agreement required that i-Level's Chief Executive Officer and director tender back to the treasury of i-Level for cancellation an aggregate of 47,000,000 (pre-split) shares of i-Level leaving 28,918,825 pre-split shares of i-Level issued prior to the Merger Agreement. Taking into account the cancellation of such shares, the shares of i-Level issued to Telupay stockholders represented 73% of the issued and outstanding common stock of i-Level post-closing, as a result the Merger Agreement represented a change in control of the Company. For accounting purposes, this change of control constitutes a re-capitalization of the Company, and the acquisition has been accounted for as a reverse merger whereby we, i-Level, as the legal acquirer, is treated as the acquired entity, and Telupay, as the legal subsidiary, is treated as the acquiring company with the continuing obligations and operations.

The Merger Agreement also provided that all outstanding Telupay warrants would be exchanged for warrants of i-Level based on the same exchange ratio of 1.2 to 1. As a result of the Merger Agreement and the forward split such Telupay PLC warrants have been cancelled and exchanged for 10,734,000 post-split warrants to acquire 10,734,000 post-split shares of the Company exercisable at $0.2777 per share expiring June 28, 2014.